Basis of Presentation - Explanation of Original Measurement Categories under IAS 39 and New Measurement Categories under IFRS 9 for Each Class of Financial Liabilities (Detail) - MXN ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018
Long-term debt securities [Member]
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
Original classification under IAS 39	Financial liabilities
New classification under IFRS 9	Financial liabilities
Original carrying amount under IAS 39		$ 9,000,000
New carrying amount IFRS 9		9,000,000
Current and long term bank loans [Member]
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
Original classification under IAS 39	Financial liabilities
New classification under IFRS 9	Financial liabilities
Original carrying amount under IAS 39		4,252,258
New carrying amount IFRS 9		4,252,258
Accounts payable [Member]
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
Original classification under IAS 39	Financial liabilities
New classification under IFRS 9	Financial liabilities
Original carrying amount under IAS 39		1,037,155
New carrying amount IFRS 9		$ 1,037,155